SDG&E - STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - San Diego Gas & Electric Company Savings Plan 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
NON-INTEREST BEARING CASH	$ 255	$ 1
INVESTMENT:
Plan interest in Master Trust, at fair value	2,199,939	2,097,965
RECEIVABLES:
Notes receivable from participants	30,225	30,309
Dividends	2,774	3,055
Employer contributions	0	3
Total receivables	32,999	33,367
TOTAL ASSETS	2,233,193	2,131,333
LIABILITIES
LIABILITIES	0	0
NET ASSETS AVAILABLE FOR BENEFITS	$ 2,233,193	$ 2,131,333